--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: April 30, 2008

                                                      Estimated average burden
                                                      hours per response: 19.4
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07242
                                   ---------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3555 Lear Way                  Medford, Oregon                    97504
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

                                 Erich M. Patten

 Cutler Investment Counsel, LLC       3555 Lear Way       Medford, Oregon 97504
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000
                                                     ---------------------------

Date of fiscal year end:        June 30, 2008
                          -------------------------------------------

Date of reporting period:       December 31, 2007
                          -------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                                              CUTLER EQUITY FUND
--------------------------------------------------------------------------------

                                      THE
                              [LOGO] CUTLER
                                     TRUST

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2007
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TABLE OF CONTENTS
December 31, 2007 (Unaudited)
================================================================================
                                                                           Page
Letter to Shareholders.....................................................   3

Portfolio Information......................................................   4

Schedule of Investments....................................................   5

Statement of Assets and Liabilities........................................   7

Statement of Operations....................................................   8

Statements of Changes in Net Assets........................................   9

Financial Highlights.......................................................  10

Notes to Financial Statements..............................................  11

About Your Fund's Expenses.................................................  15

Additional Information.....................................................  17

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================

                                                               February 12, 2008

To The Cutler Trust Shareholders:

The enclosed materials constitute the semi-annual report for the Cutler Equity Fund for the six months ended December 31, 2007. At Cutler, we are pleased with the Fund's outperformance during these past two quarters, and despite the recent uncertainty in the markets, are optimistic about the future direction of equities.

During this past year, dividend paying, large capitalization securities performed well. Market volatility has reinforced the importance of relative valuations, earnings stability, and current income -- all tenets of the Cutler Equity Fund investment process. As long-term shareholders are aware, the companies held in the Cutler Equity Fund have not cut their dividend rate for the previous 10-years. We believe this focus on current income will continue to create value for long-term investors and should leave investors well-positioned if the much-discussed recession becomes deeper than anticipated.

Today, the economic outlook is less transparent than in the recent past. Sub-prime losses, persistent commodity inflation, and political uncertainty all cloud the economic forecasts. Despite these unknowns, equities contain value on a fundamental basis. While real estate and fixed income appear expensive, the S&P 500 is trading in-line with historical price-to-earnings ratio averages. This implies relative value for equities and is the primary reason for our optimism of this asset class. Investing in companies with earnings stability, proven management, and current income remains a prudent strategy to participate in today's equity markets.

The enclosed report highlights the composition of the Fund's holdings. If you have any questions, please feel free to contact our office. As the Fund's Investment Adviser, we appreciate your continued support, and wish you a healthy and prosperous new year.

Sincerely,

/s/ Matthew C. Patten                   /s/ Erich M. Patten

Matthew C. Patten                       Erich M. Patten
Chairman                                Portfolio Manager
The Cutler Trust                        Cutler Investment Counsel, LLC

The views in this report were those of the Cutler Trust's investment adviser as of December 31, 2007 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2007 (Unaudited)
================================================================================

[PIE CHART]

SECTOR ALLOCATION (% OF NET ASSETS)

Consumer Discretionary                7.2%
Consumer Staples                     17.5%
Energy                               12.2%
Financials                           13.3%
Health Care                           6.0%
Industrials                          15.1%
Information Technology                6.5%
Materials                             8.2%
Telecommunication Services            6.4%
Utilities                             7.1%
Other                                 0.5%

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)
================================================================================
    SHARES     COMMON STOCKS -- 99.5%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 7.2%
    29,280     Home Depot, Inc. (The) .........................    $    788,803
    22,060     McGraw-Hill Cos., Inc. (The) ...................         966,449
    28,930     Nordstrom, Inc. ................................       1,062,599
                                                                   ------------
                                                                      2,817,851
                                                                   ------------
               CONSUMER STAPLES -- 17.5%
    35,010     Archer-Daniels-Midland Co. .....................       1,625,514
    18,190     Kimberly-Clark Corp. ...........................       1,261,295
    19,430     PepsiCo, Inc. ..................................       1,474,737
    17,780     Procter & Gamble Co. (The) .....................       1,305,408
    36,520     Sysco Corp. ....................................       1,139,789
                                                                   ------------
                                                                      6,806,743
                                                                   ------------
               ENERGY -- 12.2%
    16,540     Chevron Corp. ..................................       1,543,678
    17,950     ConocoPhillips .................................       1,584,985
    17,160     Exxon Mobil Corp. ..............................       1,607,720
                                                                   ------------
                                                                      4,736,383
                                                                   ------------
               FINANCIALS -- 13.3%
    22,340     Citigroup, Inc. ................................         657,690
    25,800     JPMorgan Chase & Co. ...........................       1,126,170
    20,750     Lincoln National Corp. .........................       1,208,065
    34,860     U.S. Bancorp ...................................       1,106,456
    35,100     Wells Fargo & Co. ..............................       1,059,669
                                                                   ------------
                                                                      5,158,050
                                                                   ------------
               HEALTH CARE -- 6.0%
    19,100     Johnson & Johnson ..............................       1,273,970
    47,220     Pfizer, Inc. ...................................       1,073,311
                                                                   ------------
                                                                      2,347,281
                                                                   ------------
               INDUSTRIALS -- 15.1%
    18,240     Caterpillar, Inc. ..............................       1,323,494
    23,000     Emerson Electric Co. ...........................       1,303,180
    24,650     General Electric Co. ...........................         913,776
    21,550     Pitney Bowes, Inc. .............................         819,762
    19,800     United Technologies Corp. ......................       1,515,492
                                                                   ------------
                                                                      5,875,704
                                                                   ------------
               INFORMATION TECHNOLOGY -- 6.5%
    43,530     Intel Corp. ....................................       1,160,510
    12,500     International Business Machines Corp. ..........       1,351,250
                                                                   ------------
                                                                      2,511,760
                                                                   ------------

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES     COMMON STOCKS -- 99.5% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               MATERIALS -- 8.2%
    32,520     Alcoa, Inc. ....................................    $  1,188,606
    24,240     Dow Chemical Co. (The) .........................         955,541
    14,390     Weyerhaeuser Co. ...............................       1,061,119
                                                                   ------------
                                                                      3,205,266
                                                                   ------------
               TELECOMMUNICATIONS SERVICES -- 6.4%
    32,770     AT&T, Inc. .....................................       1,361,921
    25,450     Verizon Communications, Inc. ...................       1,111,910
                                                                   ------------
                                                                      2,473,831
                                                                   ------------
               UTILITIES -- 7.1%
    16,850     Exelon Corp. ...................................       1,375,634
    29,780     National Fuel Gas Co. ..........................       1,390,130
                                                                   ------------
                                                                      2,765,764
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $28,469,340)..........    $ 38,698,633
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS -- 0.6%                              VALUE
--------------------------------------------------------------------------------
   228,374     Fidelity Institutional Money Market Portfolio -
               Select Class (Cost $228,374)....................    $    228,374
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE -- 100.1%
               (Cost $28,697,714)..............................    $ 38,927,007

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).         (47,061)
                                                                   ------------

               NET ASSETS -- 100.0%............................    $ 38,879,946
                                                                   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)
================================================================================
ASSETS
   Investments in securities:
      At acquisition cost .....................................    $ 28,697,714
                                                                   ============
      At value ................................................    $ 38,927,007
   Dividends receivable .......................................          60,070
   Receivable for capital shares sold .........................          25,306
   Other assets ...............................................          20,343
                                                                   ------------
Total assets ..................................................      39,032,726
                                                                   ------------

LIABILITIES
   Dividends payable ..........................................           5,974
   Payable for capital shares redeemed ........................         101,828
   Accrued liabilities:
      Investment advisory fees (Note 3) .......................          24,953
      Administration fees (Note 3) ............................           6,000
      Other accrued expenses and liabilities ..................          14,025
                                                                   ------------
Total liabilities .............................................         152,780
                                                                   ------------

NET ASSETS ....................................................    $ 38,879,946
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital ............................................    $ 42,683,015
   Accumulated undistributed net investment income ............           3,950
   Accumulated net realized losses from security transactions .     (14,036,312)
   Net unrealized appreciation on investments .................      10,229,293
                                                                   ------------
NET ASSETS ....................................................    $ 38,879,946
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ........................       3,209,566
                                                                   ============

Net asset value, offering price and redemption price
   per share (Note 2) .........................................    $      12.11
                                                                   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2007 (Unaudited)
================================================================================
INVESTMENT INCOME
   Dividend income ............................................    $    524,947
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 3) ..........................         149,916
   Administration fees (Note 3) ...............................          36,000
   Professional fees ..........................................          18,883
   Trustees' fees and expenses ................................          18,565
   Insurance expense ..........................................           7,987
   Registration fees ..........................................           6,454
   Custody fees ...............................................           5,385
   Postage and supplies .......................................           5,066
   Printing of shareholder reports ............................           2,798
   Other expenses .............................................           7,226
                                                                   ------------
Total expenses ................................................         258,280
                                                                   ------------

NET INVESTMENT INCOME .........................................         266,667
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from investments ........................         609,616
   Net change in unrealized appreciation/
      depreciation on investments .............................      (1,341,465)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............        (731,849)
                                                                   ------------

DECREASE IN NET ASSETS FROM OPERATIONS ........................    $   (465,182)
                                                                   ============

See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                        Six Months
                                                                          Ended             Year
                                                                     December 31, 2007      Ended
                                                                        (Unaudited)     June 30, 2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................    $    266,667     $    546,435
   Net realized gains from investments .............................         609,616        2,662,323
   Net change in unrealized appreciation/depreciation of investments      (1,341,465)       3,965,088
                                                                        ------------     ------------
Net increase (decrease) in net assets from operations ..............        (465,182)       7,173,846
                                                                        ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ......................................        (266,736)        (547,696)
                                                                        ------------     ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................       2,223,296          804,972
   Net asset value of shares issued in reinvestment
      of distributions to shareholders .............................         255,157          525,004
   Payments for shares redeemed ....................................      (3,378,489)      (5,526,984)
                                                                        ------------     ------------
Net decrease from capital share transactions .......................        (900,036)      (4,197,008)
                                                                        ------------     ------------

Total increase (decrease) in net assets ............................      (1,631,954)       2,429,142

NET ASSETS
Beginning of period ................................................      40,511,900       38,082,758
                                                                        ------------     ------------
End of period ......................................................    $ 38,879,946     $ 40,511,900
                                                                        ============     ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ...........................................    $      3,950     $      4,019
                                                                        ============     ============

CAPITAL SHARE ACTIVITY
Sold ...............................................................         178,721           68,340
Reinvested .........................................................          20,705           44,997
Redeemed ...........................................................        (273,408)        (470,570)
                                                                        ------------     ------------
Net decrease in shares outstanding .................................         (73,982)        (357,233)
Shares outstanding at beginning of period ..........................       3,283,548        3,640,781
                                                                        ------------     ------------
Shares outstanding at end of period ................................       3,209,566        3,283,548
                                                                        ============     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                             YEARS ENDED JUNE 30,
                                              DEC. 31, 2007   ------------------------------------------------------------------
                                               (UNAUDITED)       2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....    $    12.34     $    10.46    $     9.75    $     9.38    $     8.29    $     8.85
                                               ----------     ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ..................          0.08           0.16          0.15          0.17          0.18          0.13
   Net realized and unrealized gains
      (losses) on investments .............         (0.23)          1.88          0.71          0.37          1.09         (0.56)(a)
                                               ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations ..........         (0.15)          2.04          0.86          0.54          1.27         (0.43)
                                               ----------     ----------    ----------    ----------    ----------    ----------

Less distributions from:
   Net investment income ..................         (0.08)         (0.16)        (0.15)        (0.17)        (0.18)        (0.13)
                                               ----------     ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ..........    $    12.11     $    12.34    $    10.46    $     9.75    $     9.38    $     8.29
                                               ==========     ==========    ==========    ==========    ==========    ==========

Total return (b) ..........................        (1.20%)(c)     19.59%         8.86%         5.77%        15.39%        (4.75%)
                                               ==========     ==========    ==========    ==========    ==========    ==========

Net assets at the end of period (000's) ...    $   38,880     $   40,512    $   38,083    $   40,107    $   41,233    $   41,250
                                               ==========     ==========    ==========    ==========    ==========    ==========

Ratios/supplementary data:
Ratio of net expenses to average net assets         1.29%(d)       1.30%         1.26%         1.30%         1.25%         1.25%

Ratio of gross expenses to
   average net assets (e) .................         1.29%(d)       1.30%         1.26%         1.43%         1.43%         1.79%

Ratio of net investment income
   to average net assets ..................         1.33%(d)       1.36%         1.44%         1.77%         1.95%         1.65%

Portfolio turnover rate ...................            6%(c)         10%           21%           14%           14%           61%

(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time (Note 1).

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

(e) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or expense reimbursements by the Fund's investment adviser.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Unaudited)
================================================================================

1.    ORGANIZATION

      The Cutler Equity Fund (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

      The Fund seeks current income and long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following summarizes the significant accounting policies of the Fund:

      SECURITIES VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

      The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

      SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

      ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

      DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually.
      Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended December 31, 2007 and June 30, 2007 was ordinary income.

      FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of December 31, 2007:

      Tax cost of portfolio investments .......................    $ 28,762,227
                                                                   ============
      Gross unrealized appreciation ...........................    $ 11,870,982
      Gross unrealized depreciation ...........................      (1,706,202)
                                                                   ------------
      Net unrealized appreciation .............................      10,164,780
      Undistributed ordinary income ...........................           9,924
      Capital loss carryforward ...............................     (14,581,415)
      Other gains .............................................         609,616
      Other temporary differences due to timing
         of cash distributions.................................          (5,974)
                                                                   ------------
      Accumulated deficit .....................................    $ (3,803,069)
                                                                   ============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund incorporated FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended June 30, 2005 through June 30, 2007. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ended June 30, 2008.

      As of June 30, 2007, the Fund had capital loss carryforwards of $14,581,415, of which $5,806,513 expires June 30, 2010, $5,747,725 expires
      June 30, 2011,  $2,687,016 expires June 30, 2012 and $340,161 expires June
      30, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays to the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

      Certain officers of the Trust are also officers of the Adviser.

      ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

      SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder services. No such fees were incurred during the six months ended December 31, 2007.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

4.    SECURITIES TRANSACTIONS

      The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,299,411 and $2,505,449, respectively, for the six months ended December 31, 2007.

5.    CONTINGENCIES AND COMMITMENTS

      The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENT

      In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
================================================================================

      We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

      A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown (July 1, 2007) and held for the entire period (December 31, 2007).

      The table below illustrates the Fund's costs in two ways:

      ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales load.

      The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================

      More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                               Beginning         Ending
                             Account Value    Account Value      Expenses Paid
                              July 1, 2007   December 31, 2007   During Period*
                              ------------   -----------------   --------------
Based on Actual Fund Return    $ 1,000.00        $   988.00          $ 6.46
Based on Hypothetical 5%
   Return (before expenses)    $ 1,000.00        $ 1,018.70          $ 6.56

*     Expenses are equal to the Fund's annualized expense ratio of 1.29% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
================================================================================

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge, upon request, by calling
      1-800-228-8537 or on the Securities and Exchange Commissions's ("SEC") website http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you are able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      On December 18, 2007, Deloitte & Touche ("D&T") was replaced as independent registered public accounting firm of the Fund, and Briggs, Bunting & Dougherty, LLP was selected as the Fund's new independent registered public accounting firm. The Fund's selection of Briggs, Bunting & Dougherty, LLP as its independent registered public accounting firm was approved by the Fund's Audit Committee and by the Fund's Board of Trustees.

      D&T's  reports on the Fund's  financial  statements  for the fiscal  years ended June 30, 2007 and 2006 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of D&T's replacement, there were no disagreements between the Fund and D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

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18

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                                                                              19

                         CUTLER INVESTMENT COUNSEL, LLC
                              INVESTMENT MANAGEMENT

                         INVESTMENT ADVISER TO THE TRUST

                                 525 East E St.
                             Jacksonville, OR 97530
                          (800)228-8537 o(541)770-9000
                                Fax:(541)779-0006
                                 info@cutler.com

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Erich M. Patten
                           -----------------------------------------------------
                                    Erich M. Patten, President

Date          February 21, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Erich M. Patten
                           -----------------------------------------------------
                                    Erich M. Patten, President

Date          February 21, 2008
      ------------------------------------

By (Signature and Title)*           /s/ Matthew C. Patten
                           -----------------------------------------------------
                                    Matthew C. Patten, Treasurer

Date          February 21, 2008
      ------------------------------------

*  Print the name and title of each signing officer under his or her signature.